Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, NOK in Millions, $ in Millions			1 Months Ended
	Oct. 28, 2016 USD ($)	Oct. 05, 2016 USD ($) $ / shares shares	Oct. 31, 2016 USD ($) shares	Oct. 05, 2021 $ / shares	Nov. 16, 2016 USD ($)	Nov. 15, 2016 USD ($)	Oct. 28, 2016 NOK	Oct. 03, 2016 shareholder
Subsequent Event [Line Items]
Number of shareholders the purchase and sale is subject to consent | shareholder								2
Unsecured Debt [Member]
Subsequent Event [Line Items]
Face amount of debt	$ 110.0						NOK 900
Dollar fixed-rate coupon percentage	7.72%						7.72%
Percentage of principal amount repurchased	101.50%
Face amount of debt repurchased	$ 36.5						NOK 292
Total purchase price of debt repurchased | NOK							NOK 296
Series A Preferred Units [Member]
Subsequent Event [Line Items]
Number of units issued in public offering (in units) | shares		5,000,000	5,000,000
Price per share, shares issued in public offering (usd per share)		$ 25.00
Net proceeds from units issued in public offering (in units) | $		$ 120.7	$ 120.7
Dividend rate on preferred stock, percentage		9.00%	9.00%
Liquidation preference price per share, preferred stock		$ 25.00
Redemption price per share, preferred stock (usd per share)				$ 25.00
Skaugen LPG Joint Venture [Member]
Subsequent Event [Line Items]
Percentage of ownership in joint venture								35.00%
Skaugen LPG Joint Venture [Member] | Nogaholding [Member]
Subsequent Event [Line Items]
Percentage of ownership in joint venture								35.00%
Skaugen LPG Joint Venture [Member] | Suffun Bahrain W.L.L. [Member]
Subsequent Event [Line Items]
Percentage of ownership in joint venture								30.00%
Line of Credit [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Borrowings provided under revolving credit facilities | $					$ 170.0	$ 150.0